UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund

March 31, 2010

1.852678.102

DYS-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 53.8%
	Shares	Value
Diversified Emerging Markets Funds - 4.5%
Fidelity Emerging Markets Fund (b)	62,938	$ 1,453,243
iShares MSCI Emerging Markets Index ETF	199,200	8,390,304
Market Vectors Africa Index ETF	13,600	428,400
Market Vectors Gulf States ETF	13,800	302,634
PowerShares MENA Frontier Countries Portfolio ETF	23,800	326,774
SPDR S&P Emerging Middle East & Africa ETF	10,400	695,240
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,596,595
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	546,165
Foreign Large Blend Funds - 0.7%
Fidelity Canada Fund (b)	16,997	876,687
iShares MSCI EAFE Index ETF	17,600	985,600
TOTAL FOREIGN LARGE BLEND FUNDS		1,862,287
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	75,664	669,630
Large Blend Funds - 16.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	723,305	4,990,807
Fidelity Disciplined Equity Fund (b)	353,491	7,762,657
Fidelity Mega Cap Stock Fund (b)	907,044	8,426,439
ProShares Ultra S&P 500 ETF	89,900	3,776,699
S&P Depositary Receipts Trust unit Series 1 ETF	138,900	16,249,911
TOTAL LARGE BLEND FUNDS		41,206,513
Large Growth Funds - 0.3%
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class (a)(b)	36,745	640,091
Latin America Stock Funds - 0.8%
Fidelity Latin America Fund (b)	16,477	852,842
iShares MSCI Brazil Index ETF	16,700	1,230,122
TOTAL LATIN AMERICA STOCK FUNDS		2,082,964
Mid-Cap Blend Funds - 0.4%
Fidelity Leveraged Company Stock Fund (b)	37,617	927,271
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - 1.6%
Fidelity China Region Fund (b)	31,612	$ 879,772
iPath MSCI India Index ETN (a)	6,710	448,564
iShares MSCI Australia Index ETF	40,650	974,381
SPDR S&P China ETF	23,500	1,692,705
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,995,422
Sector Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	33,075	1,321,688
Sector Funds - Consumer Discretionary - 1.5%
Fidelity Select Consumer Discretionary Portfolio (b)	187,254	3,911,741
Sector Funds - Consumer Staples - 1.8%
Fidelity Select Consumer Staples Portfolio (b)	72,560	4,632,211
Sector Funds - Energy - 4.3%
Fidelity Select Energy Portfolio (b)	106,826	4,734,512
Fidelity Select Energy Service Portfolio (b)	18,277	1,070,642
Fidelity Select Natural Gas Portfolio (a)(b)	37,043	1,159,824
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	802,379
PowerShares Global Clean Energy ETF	75,100	1,112,982
PowerShares WilderHill Clean Energy ETF (a)	87,300	869,508
SPDR Oil & Gas Equipment & Services ETF	41,700	1,238,490
TOTAL SECTOR FUNDS - ENERGY		10,988,337
Sector Funds - Financial - 3.2%
Fidelity Select Financial Services Portfolio (b)	87,436	5,684,185
SPDR Financial Select Sector ETF	156,600	2,500,902
TOTAL SECTOR FUNDS - FINANCIAL		8,185,087
Sector Funds - Health - 2.8%
Fidelity Select Biotechnology Portfolio (a)(b)	8,171	593,527
Fidelity Select Health Care Portfolio (b)	48,259	5,546,355
SPDR S&P Biotech ETF	16,621	996,429
TOTAL SECTOR FUNDS - HEALTH		7,136,311
Sector Funds - Industrials - 2.7%
Fidelity Select Industrials Portfolio (b)	225,764	4,531,082
Market Vectors Environmental Services ETF	8,200	360,554
Equity Funds - continued
	Shares	Value
Sector Funds - Industrials - continued
PowerShares Water Resources Portfolio ETF	86,900	$ 1,514,667
SPDR FTSE Macquarie Global Infrastructure 100 ETF	15,000	613,500
TOTAL SECTOR FUNDS - INDUSTRIALS		7,019,803
Sector Funds - Natural Resources - 3.9%
Alerian MLP Index ETN	166,600	5,086,298
Fidelity Select Materials Portfolio (b)	26,411	1,495,899
Market Vectors Agribusiness ETF	18,500	836,015
Market Vectors Global Alternative Energy ETF	45,900	1,053,405
PowerShares Global Water ETF	83,500	1,503,835
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,975,452
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF	46,600	2,505,216
Fidelity International Real Estate Fund (b)	46,005	402,081
Fidelity Real Estate Investment Portfolio (b)	25,577	572,168
TOTAL SECTOR FUNDS - REAL ESTATE		3,479,465
Sector Funds - Technology - 6.1%
Fidelity Select Technology Portfolio (a)(b)	101,613	7,905,457
iShares Dow Jones U.S. Technology Sector Index ETF	131,100	7,654,929
TOTAL SECTOR FUNDS - TECHNOLOGY		15,560,386
Sector Funds - Utilities - 0.8%
Fidelity Select Utilities Portfolio (b)	36,500	1,600,168
iShares S&P Global Utilities Sector Index ETF	8,300	379,227
TOTAL SECTOR FUNDS - UTILITIES		1,979,395
TOTAL EQUITY FUNDS (Cost $129,647,018)		137,716,814
Fixed-Income Funds - 29.3%

Bank Loan Funds - 1.9%
Fidelity Floating Rate High Income Fund (b)	498,528	4,800,826
Conservative Allocation Funds - 3.3%
Fidelity Strategic Real Return Fund (b)	973,224	8,428,121
Fixed-Income Funds - continued
	Shares	Value
High Yield Bond Funds - 2.9%
Fidelity High Income Fund (b)	866,932	$ 7,516,303
High Yield Fixed-Income Funds - 2.6%
Fidelity New Markets Income Fund (b)	424,685	6,578,371
Inflation-Protected Bond Funds - 4.5%
Fidelity Inflation Protected Bond Fund (b)	473,859	5,321,435
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,192,000
TOTAL INFLATION-PROTECTED BOND FUNDS		11,513,435
Intermediate-Term Bond Funds - 12.7%
Fidelity Investment Grade Bond Fund (b)	4,529,946	32,389,110
Sector Funds - Real Estate - 1.4%
Fidelity Real Estate Income Fund (b)	361,250	3,522,186
TOTAL FIXED-INCOME FUNDS (Cost $72,117,984)		74,748,352
Other - 12.9%

Alternative Strategies - 2.1%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	2,635,640
Horizons BetaPro COMEX Gold ETF (a)(b)	60,000	685,968
Horizons BetaPro COMEX Silver ETF (a)(b)	60,000	716,100
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	144,756
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	267,929
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)(b)	60,000	646,972
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)(b)	60,000	392,910
TOTAL ALTERNATIVE STRATEGIES		5,490,275
Bear Market Funds - 1.4%
PowerShares DB US Dollar Index Bearish ETF (a)	95,000	2,520,350
ProShares UltraShort 20+ Year Treasury ETF (a)	20,500	998,145
TOTAL BEAR MARKET FUNDS		3,518,495
Commodity Funds - Broad Basket - 2.3%
Fidelity Commodity Strategy Fund (b)	539,552	5,233,654
Fidelity Global Commodity Stock Fund (b)	35,552	531,497
TOTAL COMMODITY FUNDS - BROAD BASKET		5,765,151
Other - continued
	Shares	Value
Commodity Funds - Energy - 2.1%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	$ 501,504
United States 12 Month Oil Fund LP ETF (a)	9,999	408,659
United States Natural Gas Fund LP ETF (a)	144,600	999,186
United States Oil Fund LP ETF (a)	83,200	3,352,960
TOTAL COMMODITY FUNDS - ENERGY		5,262,309
Commodity Funds - Precious Metals - 1.9%
ProShares Ultra Gold ETF (a)	106,100	4,814,818
Currency Funds - 1.7%
CurrencyShares Australian Dollar Trust ETF	7,418	682,753
CurrencyShares Canadian Dollar Trust ETF	6,598	647,066
WisdomTree Dreyfus Brazilian Real ETF	41,300	1,089,081
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	628,750
WisdomTree Dreyfus Emerging Currency ETF	29,600	658,008
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	585,760
TOTAL CURRENCY FUNDS		4,291,418
Precious Metals Equity Funds - 0.8%
Fidelity Select Gold Portfolio (b)	31,111	1,295,790
Market Vectors Gold Miners ETF	19,924	884,825
TOTAL PRECIOUS METALS EQUITY FUNDS		2,180,615
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,556,740
TOTAL OTHER (Cost $33,448,438)		32,879,821
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $11,598,000)	$ 11,598,003	11,598,000
Short-Term Funds - 2.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $5,360,224)	5,360,224	$ 5,360,224
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $252,171,664)		262,303,211
NET OTHER ASSETS - (2.6)%		(6,687,185)
NET ASSETS - 100%		$ 255,616,026
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,598,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 6,738,830
Bank of America, NA	2,710,130
Barclays Capital, Inc.	895,433
Mizuho Securities USA, Inc.	1,074,520
Wachovia Capital Markets LLC	179,087
$ 11,598,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 606,051	$ 35,449	$ -	$ 4,990,807
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class	-	639,090	-	-	640,091
Fidelity Canada Fund	736,531	94,482	5,864	-	876,687
Fidelity China Region Fund	799,248	85,892	5,331	-	879,772
Fidelity Commodity Strategy Fund	5,156,250	346,510	-	-	5,233,654
Fidelity Disciplined Equity Fund	6,629,841	858,923	53,313	-	7,762,657
Fidelity Emerging Markets Fund	1,287,831	143,154	8,885	-	1,453,243
Fidelity Floating Rate High Income Fund	3,158,857	1,562,510	17,811	31,295	4,800,826
Fidelity Global Commodity Stock Fund	456,015	71,577	4,443	-	531,497
Fidelity High Income Fund	5,714,467	1,666,175	26,717	117,522	7,516,303
Fidelity Inflation Protected Bond Fund	11,671,673	32,803	6,370,913	32,802	5,321,435
Fidelity Institutional Money Market Portfolio Institutional Class	5,511,621	7,186,239	7,337,636	3,168	5,360,224
Fidelity International Real Estate Fund	331,788	72,016	852	-	402,081
Fidelity International Small Cap Opportunities Fund	582,440	71,577	4,443	-	669,630
Fidelity Investment Grade Bond Fund	27,892,950	4,279,887	230,418	258,578	32,389,110
Fidelity Latin America Fund	771,834	85,892	5,331	-	852,842
Fidelity Leveraged Company Stock Fund	771,641	100,208	6,220	-	927,271
Fidelity Mega Cap Stock Fund	7,190,617	858,923	53,313	-	8,426,439
Fidelity New Markets Income Fund	4,477,818	1,925,775	-	83,290	6,578,371
Fidelity Real Estate Income Fund	1,412,597	1,952,321	-	12,481	3,522,186
Fidelity Real Estate Investment Portfolio	445,982	73,506	2,641	1,715	572,168
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Biotechnology Portfolio	$ 471,435	$ 71,577	$ 4,444	$ -	$ 593,527
Fidelity Select Consumer Discretionary Portfolio	3,199,994	352,022	25,625	-	3,911,741
Fidelity Select Consumer Staples Portfolio	4,076,982	372,334	34,965	-	4,632,211
Fidelity Select Energy Portfolio	4,472,762	291,316	40,352	-	4,734,512
Fidelity Select Energy Service Portfolio	933,116	143,154	8,886	-	1,070,642
Fidelity Select Financial Services Portfolio	4,508,666	622,780	35,657	-	5,684,185
Fidelity Select Gold Portfolio	1,196,451	143,154	8,886	-	1,295,790
Fidelity Select Health Care Portfolio	4,835,530	369,952	46,325	-	5,546,355
Fidelity Select Industrials Portfolio	3,796,880	340,619	35,283	-	4,531,082
Fidelity Select Materials Portfolio	1,307,872	128,379	9,332	-	1,495,899
Fidelity Select Natural Gas Portfolio	1,036,797	143,154	8,886	-	1,159,824
Fidelity Select Technology Portfolio	7,160,593	558,714	59,649	-	7,905,457
Fidelity Select Telecommunications Portfolio	1,230,249	102,219	10,914	-	1,321,688
Fidelity Select Utilities Portfolio	1,550,588	106,677	25,873	-	1,600,168
Fidelity Strategic Real Return Fund	6,884,793	1,438,069	34,930	-	8,428,121
Total	$ 135,860,318	$ 27,897,631	$ 14,559,587	$ 540,851	$ 153,618,496
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ -	$ -	$ 685,968
Horizons BetaPro COMEX Silver ETF	677,295	-	-	-	716,100
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	-	-	646,972
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	-	-	392,910
Total	$ 2,437,348	$ -	$ -	$ -	$ 2,441,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $254,063,329. Net unrealized appreciation aggregated $8,239,882, of which $21,856,608 related to appreciated investment securities and $13,616,726 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.864817.102

ADYS-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 53.8%
	Shares	Value
Diversified Emerging Markets Funds - 4.5%
Fidelity Emerging Markets Fund (b)	62,938	$ 1,453,243
iShares MSCI Emerging Markets Index ETF	199,200	8,390,304
Market Vectors Africa Index ETF	13,600	428,400
Market Vectors Gulf States ETF	13,800	302,634
PowerShares MENA Frontier Countries Portfolio ETF	23,800	326,774
SPDR S&P Emerging Middle East & Africa ETF	10,400	695,240
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,596,595
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	546,165
Foreign Large Blend Funds - 0.7%
Fidelity Canada Fund (b)	16,997	876,687
iShares MSCI EAFE Index ETF	17,600	985,600
TOTAL FOREIGN LARGE BLEND FUNDS		1,862,287
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	75,664	669,630
Large Blend Funds - 16.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	723,305	4,990,807
Fidelity Disciplined Equity Fund (b)	353,491	7,762,657
Fidelity Mega Cap Stock Fund (b)	907,044	8,426,439
ProShares Ultra S&P 500 ETF	89,900	3,776,699
S&P Depositary Receipts Trust unit Series 1 ETF	138,900	16,249,911
TOTAL LARGE BLEND FUNDS		41,206,513
Large Growth Funds - 0.3%
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class (a)(b)	36,745	640,091
Latin America Stock Funds - 0.8%
Fidelity Latin America Fund (b)	16,477	852,842
iShares MSCI Brazil Index ETF	16,700	1,230,122
TOTAL LATIN AMERICA STOCK FUNDS		2,082,964
Mid-Cap Blend Funds - 0.4%
Fidelity Leveraged Company Stock Fund (b)	37,617	927,271
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - 1.6%
Fidelity China Region Fund (b)	31,612	$ 879,772
iPath MSCI India Index ETN (a)	6,710	448,564
iShares MSCI Australia Index ETF	40,650	974,381
SPDR S&P China ETF	23,500	1,692,705
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,995,422
Sector Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	33,075	1,321,688
Sector Funds - Consumer Discretionary - 1.5%
Fidelity Select Consumer Discretionary Portfolio (b)	187,254	3,911,741
Sector Funds - Consumer Staples - 1.8%
Fidelity Select Consumer Staples Portfolio (b)	72,560	4,632,211
Sector Funds - Energy - 4.3%
Fidelity Select Energy Portfolio (b)	106,826	4,734,512
Fidelity Select Energy Service Portfolio (b)	18,277	1,070,642
Fidelity Select Natural Gas Portfolio (a)(b)	37,043	1,159,824
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	802,379
PowerShares Global Clean Energy ETF	75,100	1,112,982
PowerShares WilderHill Clean Energy ETF (a)	87,300	869,508
SPDR Oil & Gas Equipment & Services ETF	41,700	1,238,490
TOTAL SECTOR FUNDS - ENERGY		10,988,337
Sector Funds - Financial - 3.2%
Fidelity Select Financial Services Portfolio (b)	87,436	5,684,185
SPDR Financial Select Sector ETF	156,600	2,500,902
TOTAL SECTOR FUNDS - FINANCIAL		8,185,087
Sector Funds - Health - 2.8%
Fidelity Select Biotechnology Portfolio (a)(b)	8,171	593,527
Fidelity Select Health Care Portfolio (b)	48,259	5,546,355
SPDR S&P Biotech ETF	16,621	996,429
TOTAL SECTOR FUNDS - HEALTH		7,136,311
Sector Funds - Industrials - 2.7%
Fidelity Select Industrials Portfolio (b)	225,764	4,531,082
Market Vectors Environmental Services ETF	8,200	360,554
Equity Funds - continued
	Shares	Value
Sector Funds - Industrials - continued
PowerShares Water Resources Portfolio ETF	86,900	$ 1,514,667
SPDR FTSE Macquarie Global Infrastructure 100 ETF	15,000	613,500
TOTAL SECTOR FUNDS - INDUSTRIALS		7,019,803
Sector Funds - Natural Resources - 3.9%
Alerian MLP Index ETN	166,600	5,086,298
Fidelity Select Materials Portfolio (b)	26,411	1,495,899
Market Vectors Agribusiness ETF	18,500	836,015
Market Vectors Global Alternative Energy ETF	45,900	1,053,405
PowerShares Global Water ETF	83,500	1,503,835
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,975,452
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF	46,600	2,505,216
Fidelity International Real Estate Fund (b)	46,005	402,081
Fidelity Real Estate Investment Portfolio (b)	25,577	572,168
TOTAL SECTOR FUNDS - REAL ESTATE		3,479,465
Sector Funds - Technology - 6.1%
Fidelity Select Technology Portfolio (a)(b)	101,613	7,905,457
iShares Dow Jones U.S. Technology Sector Index ETF	131,100	7,654,929
TOTAL SECTOR FUNDS - TECHNOLOGY		15,560,386
Sector Funds - Utilities - 0.8%
Fidelity Select Utilities Portfolio (b)	36,500	1,600,168
iShares S&P Global Utilities Sector Index ETF	8,300	379,227
TOTAL SECTOR FUNDS - UTILITIES		1,979,395
TOTAL EQUITY FUNDS (Cost $129,647,018)		137,716,814
Fixed-Income Funds - 29.3%

Bank Loan Funds - 1.9%
Fidelity Floating Rate High Income Fund (b)	498,528	4,800,826
Conservative Allocation Funds - 3.3%
Fidelity Strategic Real Return Fund (b)	973,224	8,428,121
Fixed-Income Funds - continued
	Shares	Value
High Yield Bond Funds - 2.9%
Fidelity High Income Fund (b)	866,932	$ 7,516,303
High Yield Fixed-Income Funds - 2.6%
Fidelity New Markets Income Fund (b)	424,685	6,578,371
Inflation-Protected Bond Funds - 4.5%
Fidelity Inflation Protected Bond Fund (b)	473,859	5,321,435
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,192,000
TOTAL INFLATION-PROTECTED BOND FUNDS		11,513,435
Intermediate-Term Bond Funds - 12.7%
Fidelity Investment Grade Bond Fund (b)	4,529,946	32,389,110
Sector Funds - Real Estate - 1.4%
Fidelity Real Estate Income Fund (b)	361,250	3,522,186
TOTAL FIXED-INCOME FUNDS (Cost $72,117,984)		74,748,352
Other - 12.9%

Alternative Strategies - 2.1%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	2,635,640
Horizons BetaPro COMEX Gold ETF (a)(b)	60,000	685,968
Horizons BetaPro COMEX Silver ETF (a)(b)	60,000	716,100
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	144,756
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	267,929
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)(b)	60,000	646,972
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)(b)	60,000	392,910
TOTAL ALTERNATIVE STRATEGIES		5,490,275
Bear Market Funds - 1.4%
PowerShares DB US Dollar Index Bearish ETF (a)	95,000	2,520,350
ProShares UltraShort 20+ Year Treasury ETF (a)	20,500	998,145
TOTAL BEAR MARKET FUNDS		3,518,495
Commodity Funds - Broad Basket - 2.3%
Fidelity Commodity Strategy Fund (b)	539,552	5,233,654
Fidelity Global Commodity Stock Fund (b)	35,552	531,497
TOTAL COMMODITY FUNDS - BROAD BASKET		5,765,151
Other - continued
	Shares	Value
Commodity Funds - Energy - 2.1%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	$ 501,504
United States 12 Month Oil Fund LP ETF (a)	9,999	408,659
United States Natural Gas Fund LP ETF (a)	144,600	999,186
United States Oil Fund LP ETF (a)	83,200	3,352,960
TOTAL COMMODITY FUNDS - ENERGY		5,262,309
Commodity Funds - Precious Metals - 1.9%
ProShares Ultra Gold ETF (a)	106,100	4,814,818
Currency Funds - 1.7%
CurrencyShares Australian Dollar Trust ETF	7,418	682,753
CurrencyShares Canadian Dollar Trust ETF	6,598	647,066
WisdomTree Dreyfus Brazilian Real ETF	41,300	1,089,081
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	628,750
WisdomTree Dreyfus Emerging Currency ETF	29,600	658,008
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	585,760
TOTAL CURRENCY FUNDS		4,291,418
Precious Metals Equity Funds - 0.8%
Fidelity Select Gold Portfolio (b)	31,111	1,295,790
Market Vectors Gold Miners ETF	19,924	884,825
TOTAL PRECIOUS METALS EQUITY FUNDS		2,180,615
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,556,740
TOTAL OTHER (Cost $33,448,438)		32,879,821
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $11,598,000)	$ 11,598,003	11,598,000
Short-Term Funds - 2.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $5,360,224)	5,360,224	$ 5,360,224
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $252,171,664)		262,303,211
NET OTHER ASSETS - (2.6)%		(6,687,185)
NET ASSETS - 100%		$ 255,616,026
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,598,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 6,738,830
Bank of America, NA	2,710,130
Barclays Capital, Inc.	895,433
Mizuho Securities USA, Inc.	1,074,520
Wachovia Capital Markets LLC	179,087
$ 11,598,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 606,051	$ 35,449	$ -	$ 4,990,807
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class	-	639,090	-	-	640,091
Fidelity Canada Fund	736,531	94,482	5,864	-	876,687
Fidelity China Region Fund	799,248	85,892	5,331	-	879,772
Fidelity Commodity Strategy Fund	5,156,250	346,510	-	-	5,233,654
Fidelity Disciplined Equity Fund	6,629,841	858,923	53,313	-	7,762,657
Fidelity Emerging Markets Fund	1,287,831	143,154	8,885	-	1,453,243
Fidelity Floating Rate High Income Fund	3,158,857	1,562,510	17,811	31,295	4,800,826
Fidelity Global Commodity Stock Fund	456,015	71,577	4,443	-	531,497
Fidelity High Income Fund	5,714,467	1,666,175	26,717	117,522	7,516,303
Fidelity Inflation Protected Bond Fund	11,671,673	32,803	6,370,913	32,802	5,321,435
Fidelity Institutional Money Market Portfolio Institutional Class	5,511,621	7,186,239	7,337,636	3,168	5,360,224
Fidelity International Real Estate Fund	331,788	72,016	852	-	402,081
Fidelity International Small Cap Opportunities Fund	582,440	71,577	4,443	-	669,630
Fidelity Investment Grade Bond Fund	27,892,950	4,279,887	230,418	258,578	32,389,110
Fidelity Latin America Fund	771,834	85,892	5,331	-	852,842
Fidelity Leveraged Company Stock Fund	771,641	100,208	6,220	-	927,271
Fidelity Mega Cap Stock Fund	7,190,617	858,923	53,313	-	8,426,439
Fidelity New Markets Income Fund	4,477,818	1,925,775	-	83,290	6,578,371
Fidelity Real Estate Income Fund	1,412,597	1,952,321	-	12,481	3,522,186
Fidelity Real Estate Investment Portfolio	445,982	73,506	2,641	1,715	572,168
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Biotechnology Portfolio	$ 471,435	$ 71,577	$ 4,444	$ -	$ 593,527
Fidelity Select Consumer Discretionary Portfolio	3,199,994	352,022	25,625	-	3,911,741
Fidelity Select Consumer Staples Portfolio	4,076,982	372,334	34,965	-	4,632,211
Fidelity Select Energy Portfolio	4,472,762	291,316	40,352	-	4,734,512
Fidelity Select Energy Service Portfolio	933,116	143,154	8,886	-	1,070,642
Fidelity Select Financial Services Portfolio	4,508,666	622,780	35,657	-	5,684,185
Fidelity Select Gold Portfolio	1,196,451	143,154	8,886	-	1,295,790
Fidelity Select Health Care Portfolio	4,835,530	369,952	46,325	-	5,546,355
Fidelity Select Industrials Portfolio	3,796,880	340,619	35,283	-	4,531,082
Fidelity Select Materials Portfolio	1,307,872	128,379	9,332	-	1,495,899
Fidelity Select Natural Gas Portfolio	1,036,797	143,154	8,886	-	1,159,824
Fidelity Select Technology Portfolio	7,160,593	558,714	59,649	-	7,905,457
Fidelity Select Telecommunications Portfolio	1,230,249	102,219	10,914	-	1,321,688
Fidelity Select Utilities Portfolio	1,550,588	106,677	25,873	-	1,600,168
Fidelity Strategic Real Return Fund	6,884,793	1,438,069	34,930	-	8,428,121
Total	$ 135,860,318	$ 27,897,631	$ 14,559,587	$ 540,851	$ 153,618,496
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ -	$ -	$ 685,968
Horizons BetaPro COMEX Silver ETF	677,295	-	-	-	716,100
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	-	-	646,972
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	-	-	392,910
Total	$ 2,437,348	$ -	$ -	$ -	$ 2,441,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $254,063,329. Net unrealized appreciation aggregated $8,239,882, of which $21,856,608 related to appreciated investment securities and $13,616,726 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Inflation-Protected Bond Index Fund -
Series Inflation-Protected
Bond Index
Class F

March 31, 2010

1.899335.100

SIB-S-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	$ 76,461,276	$ 78,010,819
1.25% 4/15/14	81,790,009	84,674,536
1.375% 7/15/18	74,956,360	75,151,977
1.375% 1/15/20	53,405,875	52,468,687
1.625% 1/15/15	114,107,830	119,397,943
1.625% 1/15/18	77,203,777	79,069,901
1.875% 7/15/13	123,970,341	131,384,297
1.875% 7/15/15	99,699,838	105,740,902
1.875% 7/15/19	81,062,721	83,757,002
2% 4/15/12	79,618,813	83,472,289
2% 1/15/14	126,689,061	134,681,443
2% 7/15/14	116,117,717	123,696,425
2% 1/15/16	96,971,676	103,028,579
2.125% 1/15/19	75,210,940	79,426,709
2.375% 4/15/11	100,403,528	103,678,039
2.375% 1/15/17	85,756,213	92,774,465
2.5% 7/15/16	96,869,772	106,007,589
2.625% 7/15/17	76,608,270	84,361,763
3% 7/15/12	132,517,254	142,907,473
3.375% 1/15/12	38,466,490	41,211,955
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,903,826,093)		1,904,902,793
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $11,000,000)	$ 11,000,007	11,000,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,914,826,093)		1,915,902,793
NET OTHER ASSETS - (0.1)%		(1,656,870)
NET ASSETS - 100%		$ 1,914,245,923
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,000,000 due 4/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 643,613
Banc of America Securities LLC	965,344
Bank of America, NA	321,806
Barclays Capital, Inc.	1,045,871
Citigroup Global Markets, Inc.	965,419
Deutsche Bank Securities, Inc.	643,613
Goldman, Sachs & Co.	965,419
Merrill Lynch Government Securities, Inc.	643,613
Mizuho Securities USA, Inc.	1,769,937
RBC Capital Markets Corp.	482,710
RBS Securities, Inc.	847,081
Wachovia Bank NA	1,287,226
Wachovia Capital Markets LLC	418,348
$ 11,000,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,914,826,093. Net unrealized appreciation aggregated $1,076,700, of which $10,390,283 related to appreciated investment securities and $9,313,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010